SUPPLEMENT TO THE PROSPECTUS

United Asset Strategy Fund, Inc.
United Continental Income Fund, Inc.
United Funds, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc
United High Income Fund II, Inc.
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Small Cap Fund, Inc.
United Tax-Managed Equity Fund, Inc.
United Vanguard Fund, Inc.


The following supplements the information regarding Class A shares in the section entitled "Choosing A Share Class:"

Class A shares may also be purchased at net asset value by persons who are clients of Legend Equities Corporation if the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund and which is not within the United Group of Mutual Funds. A 1% fee will be paid to Legend Equities Corporation.

To be attached to the cover page of the Prospectus of:

     United Asset Strategy Fund, Inc. - dated December 31, 1999
     United Continental Income Fund, Inc. - dated September 20, 1999 United Funds, Inc. - dated September 20, 1999
     United Government Securities Fund, Inc. - dated September 20, 1999 United High Income Fund, Inc. - dated September 20, 1999
     United High Income Fund II, Inc. - dated December 31, 1999
     United International Growth Fund, Inc. - dated September 20, 1999 United Municipal Bond Fund, Inc. - dated December 31, 1999
     United Municipal High Income Fund, Inc. - dated December 31, 1999 United New Concepts Fund, Inc. - dated September 20, 1999
     United Retirement Shares, Inc. - dated September 20, 1999
     United Small Cap Fund, Inc. - dated October 4, 1999
     United Tax-Managed Equity Fund, Inc. - dated March 31, 2000
     United Vanguard Fund, Inc. - dated December 31, 1999

This Supplement is dated April 24, 2000

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

United Asset Strategy Fund, Inc.
United Continental Income Fund, Inc.
United Funds, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc
United High Income Fund II, Inc.
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Small Cap Fund, Inc.
United Tax-Managed Equity Fund, Inc.
United Vanguard Fund, Inc.

The following supplements the information under "Net Asset Value Purchases of Class A Shares:"

Class A shares may also be purchased at net asset value by persons who are clients of Legend Equities Corporation if the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which is not within the United Group of Mutual Funds. A 1% fee will be paid to Legend Equities Corporation.

To be attached to the cover page of the Statement of Additional Information of:

     United Asset Strategy Fund, Inc. - dated December 31, 1999
     United Continental Income Fund, Inc. - dated September 20, 1999 United Funds, Inc. - dated September 20, 1999
     United Government Securities Fund, Inc. - dated September 20, 1999 United High Income Fund, Inc. - dated September 20, 1999
     United High Income Fund II, Inc. - dated December 31, 1999
     United International Growth Fund, Inc. - dated September 20, 1999 United Municipal Bond Fund, Inc. - dated December 31, 1999
     United Municipal High Income Fund, Inc. - dated December 31, 1999 United New Concepts Fund, Inc. - dated September 20, 1999
     United Retirement Shares, Inc. - dated September 20, 1999
     United Small Cap Fund, Inc. - dated October 4, 1999
     United Tax-Managed Equity Fund, Inc. - dated March 31, 2000
     United Vanguard Fund, Inc. - dated December 31, 1999

This Supplement is dated April 24, 2000.